CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	$ 18,021		$ 77,509		$ 26,198
Available for sale securities
Unrealized gain (loss) arising during period	5,095		(4,698)		2,757
Change in unrealized losses for which a portion of other than temporary impairment has been recognized in earnings	398		270		1,160
Reclassification adjustment for other than temporary impairment included in earnings	9		26		339
Reclassification adjustments for (gains) included in earnings	(329)		(7)		(1,193)
Unrealized gains (losses) recognized in other comprehensive income (loss) on available for sale securities	5,173		(4,409)		3,063
Income tax expense (benefit)	1,811		(1,544)		0
Unrealized gains (losses) recognized in other comprehensive income (loss) on available for sale securities, net of tax	3,362		(2,865)		3,063
Derivative instruments
Unrealized loss arising during period	0		(37)		(127)
Reclassification adjustment for expense recognized in earnings	0		208		491
Reclassification adjustment for accretion on settled derivatives	380		189		436
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments	380		360		800
Income tax expense (benefit)	133		(1,318)		0
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments, net of tax	247		1,678		800
Other comprehensive income (loss)	3,609	[1]	(1,187)	[1]	3,863	[1]
Comprehensive income	$ 21,630		$ 76,322		$ 30,061

[1]	2014 and 2013 amounts are presented net of tax as we removed substantially all of the valuation allowance on our deferred tax assets during the second quarter of 2013 (see note #13).